COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash and restricted bank deposit:

1.	As of June 30, 2015 and December 31, 2014, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property for the fulfillment of its lease commitments in the amount of approximately $54 and $52, respectively.

2.	As of June 30, 2015, restricted long term bank deposit was primarily attributed to a bank guarantee to the landlord of CynoGen's U.S. property for the fulfillment of its lease commitments in the amount of approximately $625.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2015, are as follows:

2015	$388
2016	784
2017	771
2018	621

Total	$2,564

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $8 as of June 30, 2015.

Lease expenses for motor vehicles for the six months ended June 30, 2015 and 2014, were $22 and $27, respectively.

d.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $960, of which $580 will be paid after June 30, 2015.

e.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $437, of which $252 will be paid after June 30, 2015.

f.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $175 will be paid after June 30, 2015.

g.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $269, of which $126 will be paid after June 30, 2015.

h.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $435 will be paid after June 30, 2015.

i.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $290 will be paid after June 30, 2015.

j.	In July 2014, the Company signed a royalty-bearing joint research and license agreement with a third party. Under this agreement, the Company and the third party engage in joint research and the Company was granted a non-exclusive, royalty bearing, non-transferable and non-sublicensable license to use the joint information, inventions and patents for the development, manufacture, commercialization, distribution and sale of products, while the third party was also granted a non-exclusive, sublicensable and a worldwide license. In consideration for this agreement, the Company will pay a fixed annual license maintenance fees and royalties based on net sales. In the six month period ended June 30, 2015, the Company paid $5 under this agreement.

k.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Economy, of the State of Israel (the "OCS"). The purpose of the consortium is to develop RNAi-based therapeutics. As of June 30, 2015, the Company received total grants of $55 from the OCS for its development under the consortium.

l.	Magneton Project:

In October 2013, the Company entered into a sponsored research agreement with Ramot at Tel Aviv University ("Ramot"), a Company organized under the laws of Israel and a wholly-owned subsidiary of Tel Aviv University, for the joint development of a nano-carrier system for miR mimetic technology to treat cancer. The Company and Ramot performed joint research under the Magneton Project administered by the OCS for an initial period of 12 months commencing on October 1, 2013. On October 2, 2014, the OCS approved an additional period of 12 months.

As of June 30, 2015, the Company received total grants of $18 from the OCS for its development under the Project.